Income taxes - Additional Information (Detail) - USD ($)		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure representing major components of tax expense income [line items]
Investment tax credits		$ 812,100,000
Deferred tax		(159,626,000)	$ (176,243,000)
Investment tax credits [member]
Disclosure representing major components of tax expense income [line items]
Deferred tax		$ 0
Changes in tax rates or tax laws enacted or announced [member]
Disclosure representing major components of tax expense income [line items]
Increase in statutory tax rate	1.00%